Short-Term Loans	12 Months Ended
Jun. 30, 2025
Short-Term Loans [Abstract]
SHORT-TERM LOANS

NOTE 6 — SHORT-TERM LOANS

Bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or annually. The bank loans consisted of the following:

	As of June 30,
	2025	2024
Loans from financial institutions	$389,741	$701,577

On April 12, 2024, U-BX Suzhou obtained a loan of RMB 3,000,000 ($420,964) from the Bank of Communications, with a loan term from April 12, 2024, to April 12, 2025, at an interest rate of 3.5%. The loan was fully repaid on April 14, 2025.

On December 22, 2023, U-BX Beijing entered into a loan agreement with Industrial and Commercial Bank of China to obtain a loan of RMB2,000,000 ($280,631) for a term from December 22, 2023 to July 4, 2024 at a fixed annual interest rate of 2.8%. The loan was fully repaid on July 4, 2024. The loan is guaranteed by a third party, Beijing Shouchuang Financing Guarantee Limited. The loan was repaid on July 4, 2024 and subsequently obtained a new loan of RMB 2,790,000 ($391,497) from Industrial and Commercial Bank of China on July 5, 2024, with a loan term from July 5, 2024, to July 4, 2025, at an interest rate of 2.8% ，and the loan was repaid on July 4, 2025.